Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 05, 2019	Jan. 31, 2016	Jan. 31, 2020	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2021	Jan. 31, 2018	Jan. 31, 2022	Jan. 31, 2019	Jan. 31, 2023	Jan. 31, 2020	Jan. 31, 2024	Jan. 31, 2021	Jan. 31, 2025	Jan. 31, 2022	Jan. 31, 2026	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000008009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		$ 10,000			$ 17,599		$ 17,325		$ 12,791		$ 13,700		$ 16,801		$ 20,453		$ 23,277	$ 22,691	$ 26,040	$ 45,666
C000008010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value		10,000			11,207		11,257		12,330		14,375		13,531		17,418		15,434	14,830	16,620	17,292
C000032424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ETF Shares Net Asset Value
Accumulated Value		10,000			11,225		11,291		12,386		14,455		13,616		17,548		15,574	14,981	16,811	17,514
C000008011 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value		10,000			11,223		11,288		12,382		14,454		13,624		17,562		15,584	14,999	16,831	17,536
C000008012 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		5,000,000			5,611,619.467		5,645,249.275		6,192,656.142		7,231,153.83		6,820,482.326		8,792,152.367		7,801,505.32	7,510,743.11	8,433,085.99	8,785,648.759
C000211921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Admiral Shares
Accumulated Value	$ 50,000		$ 56,318.20645			$ 67,113.15803		$ 81,199.67941		$ 79,355.1009		$ 89,413.32859		$ 104,363.3556		$ 117,274.6336
C000211922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Shares
Accumulated Value	10,000		11,257			13,402		16,198		15,811		17,802		20,757		23,300
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index
Accumulated Value		10,000			11,793		15,033		13,909		16,139		18,886		21,384		19,675	22,567	27,243	33,202
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value		10,000			12,172		15,235		14,881		17,913		21,593		25,587		23,433	27,919	35,256	40,665
Dow Jones U S Total Stock Market Float Adjusted C000008012 Index [Member]
Account Value [Line Items]
Accumulated Value		5,000,000			6,086,240.24		7,617,488.63		7,440,436.316		8,956,387.333		10,796,541.56		12,793,517.89		11,716,522.07	13,959,595.23	17,627,782.24	20,332,311.63
Spliced Global Capital Cycles Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Spliced Global Capital Cycles Index
Accumulated Value		10,000			19,506		22,406		18,101		20,661		24,937		27,850		26,930	28,485	33,418	46,818
Real Estate Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Real Estate Spliced Index
Accumulated Value		10,000			11,234		11,312		12,417		14,506		13,687		17,663		15,693	15,124	16,992	17,725
Real Estate Spliced C000008012 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 5,000,000			$ 5,616,964.056		$ 5,656,032.273		$ 6,208,712.164		$ 7,252,984.202		$ 6,843,622.285		$ 8,831,421.726		$ 7,846,322.45	$ 7,562,022.852	$ 8,496,057.374	$ 8,862,473.078
FTSE All World C000211921 Index [Member]
Account Value [Line Items]
Accumulated Value	50,000		56,280.29863			65,991.7185		74,931.95797		69,293.32381		79,699.19636		96,251.88532		118,007.6827
FTSE All World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE All-World Index
Accumulated Value	$ 10,000		$ 11,256			$ 13,198		$ 14,986		$ 13,859		$ 15,940		$ 19,250		$ 23,602